Subsequent Events (Details Textual) - USD ($)		1 Months Ended							4 Months Ended	5 Months Ended	9 Months Ended
	May 03, 2016	Oct. 28, 2016	Jul. 31, 2016	Jun. 30, 2016	Jun. 20, 2016	May 31, 2016	Mar. 28, 2016	Jan. 31, 2016	May 04, 2016	Sep. 30, 2016	Sep. 30, 2016	Mar. 22, 2016	Mar. 09, 2016	Jan. 26, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 09, 2014
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share									$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized										1,000,000	1,000,000				1,000,000
Preferred Stock, Par or Stated Value Per Share										$ 0.0001	$ 0.0001				$ 0.0001
Preferred Stock, Liquidation Preference, Value										$ 29,038,000	$ 29,038,000
Plan of Reorganization, Description of Common Stock Issued for Stock holders											at a rate of one share of New Common Stock for every 41.8934 shares of Old Common Stock held by such holders
Common Stock, Shares Authorized										31,500,000	31,500,000				425,000,000	425,000,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									29,038
Preferred Stock, Shares Authorized									29,038
Preferred Stock, Par or Stated Value Per Share									$ 0.0001
Preferred Stock, Liquidation Preference, Value									$ 29,038,000
Preferred Stock, Voting Rights									one percent (1%) of the voting rights of the capital stock of the Company		one percent (1%) of the voting rights of the capital stock of the Company
Exchange Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							2,264,612		2,264,612		2,264,612
Administrative Claim Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					162,500					162,500
Debt Conversion, Converted Instrument, Shares Issued					62,500
Debt Conversion, Original Debt, Amount					$ 62,500
Stock Issued During Period, Shares, Issued for Services					100,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues									7,500,000
Common Stock, Par or Stated Value Per Share									$ 0.0001
Stock Issued During Period, Value, New Issues									$ 7,052,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									6,180,000
Warrant Expiration Date									May 05, 2021
Stock Issued During Period, Shares, Issued for Services					162,500					162,500
Common Stock [Member] | Backstop Commitment [Member]
Subsequent Event [Line Items]
Number Of Shares Commited To Purchase									12,800,000
Value Of Shares Commited To Purchase									$ 3,000,000
Maximum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized																	425,000,000
Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.00
Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized																	200,000,000
Minimum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001								$ 0.0001
Stock Issued During Period, Value, New Issues						$ 7,300,000
Proceeds From Issuance of Stock In Kind						$ 7,052,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						6,180,000
Warrant Expiration Date						May 05, 2021
Commitment Fees						$ 250,000
Preferred Stock, Shares Authorized						1,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001
Plan of Reorganization, Description of Common Stock Issued for Stock holders						at a rate of one share of New Common Stock for every 41.8934 shares of Old Common Stock held by such holders
Shares, Authorised						32,500,000
Common Stock, Shares Authorized						31,500,000	3,000,000
Stock Issued During Period, Shares, Issued for Services						200,000
Payments For Offering Expenses						$ 100,000
Repayments of Related Party Debt		$ 201,200
Debt Instrument, Periodic Payment, Total		$ 33,333.33
Subsequent Event [Member] | Arthrex [Member]
Subsequent Event [Line Items]
Debt Instrument, Increase (Decrease), Net, Total						$ 15,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						29,038		29,038
Preferred Stock, Shares Authorized						29,038
Preferred Stock, Par or Stated Value Per Share						$ 0.0001								$ 0.0001
Preferred Stock, Liquidation Preference, Value						$ 29,038,000
Preferred Stock, Voting Rights						one percent (1%) of the voting rights of the capital stock of the Company
Subsequent Event [Member] | Backstop Commitment [Member]
Subsequent Event [Line Items]
Number Of Shares Commited To Purchase						12,800,000
Value Of Shares Commited To Purchase						$ 3,000,000
Subsequent Event [Member] | 2016 Omnibus Plan [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total			1,362,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			105,000
Subsequent Event [Member] | Administrative Claim Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				162,500
Stock Issued During Period Shares Share Based Compensation				100,000
Debt Conversion, Converted Instrument, Shares Issued				62,500
Debt Conversion, Original Debt, Amount				$ 62,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						7,500,000
Subsequent Event [Member] | Deerfield Facility Agreement [Member]
Subsequent Event [Line Items]
Secured Debt													$ 6,000,000
Subsequent Event [Member] | Assignment and Assumption Agreement [Member] | Exchange Shares [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						2,264,612
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00
Current Product Price												$ 750
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.50
Current Product Price												$ 700
Subsequent Event [Member] | Boyalife Hong Kong Ltd [Member]
Subsequent Event [Line Items]
Due from Related Parties, Current						$ 500,000
Distribution Fee Per Wound Dressing Kit And Reagent Kit						$ 40
Maximum Payment On Right Excercisable	$ 250,000